Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 trust	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years			2		2
Compensation and other expenses recorded in additional paid in capital			$ 700,000		$ (8,000,000)	$ 2,800,000	$ 3,300,000
Expense (income):
Allocation of corporate costs from related party	5,189,000	(10,246,000)	13,866,000	(4,140,000)	(1,246,000)	30,512,000	8,683,000
Asset (liability):
Time deposit account	1,101,619,000		1,101,619,000
Current income taxes and other tax liabilities	(284,761,000)		(284,761,000)		(279,441,000)	(108,784,000)
Accrued corporate costs payable	(21,267,000)		(21,267,000)		(21,672,000)	(20,753,000)
Income taxes paid			2,000,000		58,500,000	10,100,000
AIG | Insurance premiums
Expense (income):
Purchases from related party			5,000,000	3,700,000	7,900,000	7,300,000	6,800,000
AIGFP and AIG Markets, Inc. | Derivative contracts with AIG Markets, Inc.
Expense (income):
Income from related party	305,000	(1,223,000)	610,000	(965,000)	8,414,000	45,725,000	(22,097,000)
Interest	4,597,000	16,270,000	9,678,000	33,836,000	50,043,000	91,988,000	86,327,000
AIG Markets, Inc.
Asset (liability):
Derivative liabilities	(27,457,000)		(27,457,000)		(31,756,000)
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party	76,000	24,000	116,000	52,000	94,000	425,000	910,000
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,259,000)	$ (2,305,000)	$ (4,464,000)	$ (4,545,000)	$ (9,323,000)	$ (9,429,000)	$ (9,457,000)